Accrued Expenses - Additional Information (Detail) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Asset Pledged as Collateral [Member]
Assets pledged for charitable purposes	$ 3.6	$ 3.8	$ 2.4	$ 1.4